Deposits	12 Months Ended
Dec. 31, 2011
Deposits and Securities Sold Under Repurchase Agreements [Abstract]
Deposits
(8)	Deposits

Deposits at December 31, 2011 and 2010 are summarized as follows:

	September 30,	September 30,
	In Thousands
	2011	2010

Demand deposits	$107,403	100,248
Savings accounts	90,010	58,382
Negotiable order of withdrawal accounts	257,242	237,715
Money market demand accounts	293,186	259,404
Certificates of deposit $100,000 or greater	271,556	275,738
Other certificates of deposit	288,489	303,851
Individual retirement accounts $100,000 or greater	44,189	43,207
Other individual retirement accounts	53,967	52,737

	$1,406,042	1,331,282

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2011 are as follows:

September 30,
(In Thousands)
Maturity	Total

2012	$463,146
2013	125,475
2014	37,824
2015	19,725
2016	12,031
Thereafter	—

$658,201

The aggregate amount of overdrafts reclassified as loans receivable was $388,000 and $374,000 at December 31, 2011 and 2010, respectively.

Wilson Bank is required to maintain cash balances or balances with the Federal Reserve Bank or other correspondent banks based on certain percentages of deposit types. The average required amounts for the years ended December 31, 2011 and 2010 were approximately $1,500,000.